Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Instruments by Category
a)	Financial instruments by category

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	—	11,471	375
Financial assets at fair value through other comprehensive income
Designation of equity instruments	—	174,357	5,696
Available-for-sale financial assets
Non-current financial assets carried at cost	20,890	—	—
Financial assets at amortized cost/loans and receivables
Cash and cash equivalents	8,035,714	4,642,522	151,667
Financial assets at amortized cost	—	268,271	8,763
Accounts and notes receivable	4,015,734	4,747,288	155,090
Accounts receivable – related parties	11	140	5
Other receivables	56,716	63,037	2,059
Other receivables – related parties	4,534	3,131	102
Refundable deposits	21,342	22,006	719
Other financial assets	70,241	—	—

	12,225,182	9,932,223	324,476

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	969,353	—	—
Accounts payable	687,960	637,271	20,819
Accounts payable – related parties	226	347	11
Payables to contractors and equipment suppliers	713,313	1,516,735	49,550
Other payables	1,980,182	1,678,482	54,835
Other payables – related parties	36	218	7
Long-term bank loans (including current portion)	9,642,021	9,789,518	319,815
Guarantee deposits	1,371	1,092	35

	13,994,462	13,623,663	445,072

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations

The information on the assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2017
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	208,066	29.7600	6,192,044
JPY000	798,254	0.2642	210,899
RMB000	167,484	4.5650	764,564
Financial liabilities
Monetary items
US$000	16,036	29.7600	477,231
JPY000	1,071,432	0.2642	283,072

	December 31, 2018
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	170,270	30.7150	5,229,843
JPY000	177,557	0.2782	49,396
RMB000	8,850	4.4720	39,577
Financial liabilities
Monetary items
US$000	18,230	30.7150	559,934
JPY000	2,436,140	0.2782	677,734

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized monetary assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate.

	2017
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	309,602	—
JPY000	5%	10,545	—
RMB000	5%	38,228	—
Financial liabilities
US$000	5%	23,862	—
JPY000	5%	14,154	—

	2018
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	261,492	—
JPY000	5%	2,470	—
RMB000	5%	1,979	—
Financial liabilities
US$000	5%	27,997	—
JPY000	5%	33,887	—

Summary of Loss Rate Methodology

On December 31, 2018, the loss rate methodology is as follows:

	December 31, 2018
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	299,970	4,747,974	66,181
Loss allowance	(135)	(2,141)	(13)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables

Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2018
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1_ IAS 39	—	—	—
Adjustments for applying new standards	(115)	(1,819)	(7)

January 1_IFRS 9	(115)	(1,819)	(7)
Provision for impairment loss	(20)	(322)	(7)
Reversal of impairment loss	—	—	1

December 31	(135)	(2,141)	(13)

Summary Of Investments Financial Assets At Amortized cost

For investments in financial assets at amortized cost, the credit rating levels are presented below:

	December 31, 2018
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost Bank deposits (Note)	268,271	—	—	268,271

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

The maturity profile of the Group’s non-derivative financial liabilities as of December 31, 2017 and 2018 based on the contracted undiscounted payments is as follows:

	December 31, 2017
	Within 1 year	1 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000
Short-term bank loans	971,813	—	—	971,813
Long-term bank loans (including current portion)	2,321,459	7,740,267	—	10,061,726
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499	—	—	1,401,499
Other payables (including related parties)	1,980,218	—	—	1,980,218
Lease obligations payable	12,266	18,266	—	30,532
Guarantee deposits	—	—	1,371	1,371

	6,687,255	7,758,533	1,371	14,447,159

	December 31, 2018
	Within 1 year	1 to 5 years	Over 5 years	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Long-term bank loans (including current portion)	927,243	9,549,327	—	10,476,570	342,260
Accounts payable and payables to contractors and equipment suppliers (including related parties)	2,154,353	—	—	2,154,353	70,380
Other payables (including related parties)	1,678,700	—	—	1,678,700	54,842
Lease obligations payable	18,000	—	—	18,000	588
Guarantee deposits	—	—	1,092	1,092	35

	4,778,296	9,549,327	1,092	14,328,715	468,105

Summary of Natures of Assets and Liabilities
(i)	The related information of natures of the assets and liabilities is as follows:

	December 31, 2018
	Level 1	Level 2	Level 3	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,471	11,471	375
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	174,357	174,357	5,696

	—	—	185,828	185,828	6,071

Summary of Movements of Level 3
(d)	The following table shows the movements of Level 3 for the year ended December 31, 2018:

	December 31, 2018
	Debt instruments		Equity instruments
	NT$000	US$000	NT$000	US$000
January 1	—	—	—	—
Effects on initial application of IFRS 9	11,433	374	89,335	2,918
Gains or losses recognized in profit or loss
Recorded as non-operating income (expenses)	38	1	—	—
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	—	85,022	2,778

December 31	11,471	375	174,357	5,696

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2018 (NT$000)	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
Non-derivative debt instrument:
Foreign partnership interests	11,471	Discounted cash flow	Discount rate	0.35%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	174,357	Comparable companies	Price to book ratio multiple	1.19	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	7.69	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized
(g)

The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2018
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	69	68
	Enterprise to EBITDA multiple	± 1%	—	—	1,563	1,512
	Discount for lack of marketability	± 1%	—	—	2,093	2,050

			—	—	3,725	3,630